Segment information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2025 CAD ($)	May 31, 2024 CAD ($)	May 31, 2025 CAD ($) segment	May 31, 2024 CAD ($)	Aug. 31, 2024 CAD ($)
Segment information
Number of reportable business segments | segment			2
Segment revenues	$ 285,553	$ 1,060,153	$ 533,246	$ 2,775,156
Segment gross profit (loss)	32,936	450,037	(23,206)	1,105,648
Segment profit (loss) before tax	(7,147,000)	(3,205,103)	(12,334,407)	(10,684,151)
Research and development	738,522	628,578	1,782,507	1,947,815
Office salaries and benefits	716,788	791,409	2,151,659	2,696,635
Segment assets	24,500,322		24,500,322		$ 11,420,241
Cash	10,891,002		10,891,002		63,126
Additions to property and equipment and intangibles			312,420	465,463
Segment liabilities	7,613,634		7,613,634		8,400,254
Gain on derivative liabilities	34,815	404,044	3,094,833	5,913,484
Transaction costs [note 15]			1,040,742	1,860,335
Litigation settlement costs [note 9]	2,813,511		2,813,511	0
Impairment of goodwill				4,274,000
Operating segments
Segment information
Revenue from external customers	205,528	1,060,153	453,221	2,775,156
Segment revenues	205,528	1,060,153	453,221	2,775,156
Segment gross profit (loss)	32,936	450,037	(23,206)	1,105,648
Segment profit (loss) before tax	(7,147,000)	(3,205,103)	(12,334,407)	(10,648,151)
Research and development	738,522	628,578	1,782,507	1,947,815
Office salaries and benefits	716,788	791,409	2,151,659	2,696,635
Segment assets	24,500,322		24,500,322		11,420,241
Cash	10,891,002		10,891,002		63,126
Additions to property and equipment and intangibles			449,025		599,578
Segment liabilities	7,613,634		7,613,634		8,400,254
Inter-segment eliminations
Segment information
Revenue from other segments	(81,891)	13,794	(116,479)	(223,926)
Segment revenues	(81,891)	13,794	(116,479)	(223,926)
Segment gross profit (loss)	(6,310)	11,967	(24,522)	(2,153)
Segment profit (loss) before tax	(3,789)	(903,212)	(25,819)	(901,945)
Segment assets	(2,990,849)		(2,990,849)		(11,277,388)
Additions to property and equipment and intangibles			(3,200)		(185,744)
Segment liabilities	6,175,621		6,175,621		(1,013,824)
Sale of electric boats | Operating segments
Segment information
Revenue from external customers	160,372	599,380	359,096	893,998
Revenue from other segments	81,891	(18,753)	116,479	207,000
Segment revenues	242,263	580,627	475,575	1,100,998
Segment gross profit (loss)	55,509	111,615	33,958	42,746
Segment profit (loss) before tax	(7,075,475)	(2,307,334)	(12,225,389)	(5,049,355)
Research and development	725,299	628,578	1,763,484	1,947,815
Office salaries and benefits	715,751	681,995	2,262,379	2,280,098
Segment assets	26,218,536		26,218,536		19,737,669
Cash	10,858,474		10,858,474		28,108
Additions to property and equipment and intangibles			442,225		280,587
Segment liabilities	797,910		797,910		8,306,618
Rental of electric boats | Operating segments
Segment information
Revenue from external customers	45,156	460,773	94,125	1,881,158
Revenue from other segments		4,959		16,926
Segment revenues	45,156	465,732	94,125	1,898,064
Segment gross profit (loss)	(16,263)	326,455	(32,642)	1,065,055
Segment profit (loss) before tax	(67,806)	5,883	(83,199)	(4,732,851)
Research and development	13,223		19,023
Office salaries and benefits	1,037	$ 109,414	(110,720)	$ 416,537
Segment assets	1,272,635		1,272,635		2,960,124
Cash	32,428		32,428		35,018
Additions to property and equipment and intangibles			10,000		487,000
Segment liabilities	$ 640,103		$ 640,103		$ 1,151,501